Income Taxes - Components of Income Tax Expense Table (details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Current Income Tax Expense (Benefit) [Abstract]
Federal income tax expense (benefit)	$ (30,222)		$ 48,223		$ 64,959
State income tax expense	636		2,924		4,560
Total current income tax expense (benefit)	(29,586)		51,147		69,519
Deferred Income Tax Expense (Benefit) [Abstract]
Federal income tax expense (benefit)	32,930		(9,144)		(13,464)
State income tax expense (benefit)	(1,039)		6,881		2,741
Total deferred income tax expense (benefit)	31,891	[1]	(2,263)	[1]	(10,723)	[1]
Total income tax expense	$ 2,305	[1]	$ 48,884	[1]	$ 58,796	[1]

[1]	Financial information has been recast to include the financial position and results attributable to the TEFR Interests. See Note 1 and Note 2.